Right-of-use assets and leases payable - Summary of Information About Right of Use Assets (Detail) (Parenthetical) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Construction in progress [member]
Disclosure of quantitative information about right-of-use assets [line items]
Transfer received from property, plant and equipment	R$ 4,777